Schedule of Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equipment Schedule Of Equipment 1	$ 8,358
Equipment Schedule Of Equipment 2	8,358
Equipment Schedule Of Equipment 3	20,274
Equipment Schedule Of Equipment 4	20,274
Equipment Schedule Of Equipment 5	0
Equipment Schedule Of Equipment 6	1,464,478
Equipment Schedule Of Equipment 7	1,047,418
Equipment Schedule Of Equipment 8	417,060
Equipment Schedule Of Equipment 9	333,989
Equipment Schedule Of Equipment 10	264,524
Equipment Schedule Of Equipment 11	69,465
Equipment Schedule Of Equipment 12	1,827,099
Equipment Schedule Of Equipment 13	1,340,574
Equipment Schedule Of Equipment 14	$ 486,525
Equipment Schedule Of Equipment 1		$ 8,358
Equipment Schedule Of Equipment 2		8,358
Equipment Schedule Of Equipment 3		20,274
Equipment Schedule Of Equipment 4		20,274
Equipment Schedule Of Equipment 5		0
Equipment Schedule Of Equipment 6		1,464,478
Equipment Schedule Of Equipment 7		930,979
Equipment Schedule Of Equipment 8		533,499
Equipment Schedule Of Equipment 9		333,989
Equipment Schedule Of Equipment 10		234,753
Equipment Schedule Of Equipment 11		99,236
Equipment Schedule Of Equipment 12		1,827,099
Equipment Schedule Of Equipment 13		1,194,364
Equipment Schedule Of Equipment 14		$ 632,735
Equipment Schedule Of Equipment 1			$ 8,358
Equipment Schedule Of Equipment 2			8,358
Equipment Schedule Of Equipment 3			20,274
Equipment Schedule Of Equipment 4			20,274
Equipment Schedule Of Equipment 5			0
Equipment Schedule Of Equipment 6			1,464,478
Equipment Schedule Of Equipment 7			785,431
Equipment Schedule Of Equipment 8			679,047
Equipment Schedule Of Equipment 9			333,989
Equipment Schedule Of Equipment 10			192,223
Equipment Schedule Of Equipment 11			141,766
Equipment Schedule Of Equipment 12			1,827,099
Equipment Schedule Of Equipment 13			1,006,286
Equipment Schedule Of Equipment 14			$ 820,813